Debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Principal Payments

($ in millions)	December 31, 2025			December 31, 2024
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.9% notes due July 2030 (a)	$142	$192	$194	$143	$196	$204
6.125% notes due October 2035 (a)	179	264	243	187	273	266
6.0% notes due August 2040 (a)	190	268	259	194	273	278
6.25% notes due July 2041 (a)	243	338	329	245	350	349
5.2% notes due March 2042 (a)	167	204	226	167	212	237
5.4% notes due February 2043 (a)	108	139	147	108	141	154
	1,029	1,405	1,398	1,044	1,445	1,488
QB project financing facility (b)	1,618	2,276	2,197	1,912	2,847	2,719
Antamina loan agreement (c)	225	309	309	225	324	324
	$2,872	$3,990	$3,904	$3,181	$4,616	$4,531
Less current portion of debt	(294)	(403)	(403)	(294)	(423)	(423)
	$2,578	$3,587	$3,501	$2,887	$4,193	$4,108

($ in millions)	December 31, 2025			December 31, 2024
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB advances from SMM/SC	$3,485	$4,958	$4,745	$3,136	$4,707	$4,483

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2025, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2026	$294	$403
2027	294	403
2028	294	403
2029	294	403
2030	661	906
Thereafter	1,035	1,418
	$2,872	$3,936
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2025 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$3,258	$—	$—	$—	$3,258
Debt (Note 20(e))	403	806	1,309	1,418	3,936
Lease liabilities	209	248	134	911	1,502
Codelco preferential dividend liability	—	—	—	559	559
QB advances from SMM/SC	—	—	—	4,776	4,776
QB variable consideration to IMSA	62	—	—	—	62
Financial and other liabilities	—	181	9	3	193
Estimated interest payments on debt	211	326	204	672	1,413
Estimated interest payments on QB advances from SMM/SC	360	691	676	810	2,537
Estimated interest payments on lease and other liabilities	11	13	7	48	79
Downstream pipeline take-or-pay toll commitment	33	69	74	198	374
	$4,547	$2,334	$2,413	$9,395	$18,689

Schedule of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2025	2024	2025	2024
At January 1	$3,149	$4,940	$4,531	$6,534
Cash flows
Proceeds from debt	225	56	308	77
Redemption, purchase or repayment of debt	(534)	(1,870)	(733)	(2,544)
Non-cash changes
(Gain)/Loss on debt redemption or purchase	1	(4)	1	(5)
Changes in foreign exchange rates	—	—	(213)	458
Finance fees, discount amortization and other	7	27	10	11
At December 31	$2,848	$3,149	$3,904	$4,531
QB Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2025	2024	2025	2024
At January 1	$3,116	$2,644	$4,483	$3,497
Cash flows
Advances	346	471	476	652
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	(215)	333
At December 31	$3,463	$3,116	$4,745	$4,483